Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Intangible Assets
Intangible Assets

	Acquired Product Rights and Manufacturing Processes	Intellectual Property	Distribution Contracts	Supplier Contracts	IPR&D	All Other Intangibles	Total
Balances, January 1, 2016	3,478,386	29,465	32,538	124,691	295,513	1,149	3,961,742
Additions	37,084	—	—	—	3,392	1,157	41,633
Measurement period adjustments	130,102	—	(970)	5,251	(150,686)	—	(16,303)
Dispositions	—	—	—	—	(1,103)	—	(1,103)
Transfer from IPR&D	4,235	—	—	—	(4,235)	—	—
Amortization	(149,827)	(1,640)	(6,034)	(24,900)	—	(418)	(182,819)
Impact of foreign exchange	(344,675)	—	(4,850)	(19,855)	(24,811)	(58)	(394,249)
Impairments	(1,070,711)	—	—	—	(58,470)	—	(1,129,181)
Balances, December 31, 2016	2,084,594	27,825	20,684	85,187	59,600	1,830	2,279,720

Additions	—	—	—	—	888	204	1,092
Dispositions	(748)	—	—	—	(37)	(40)	(825)
Transfer from IPR&D	2,422	—	—	—	(2,422)	—	—
Amortization	(194,703)	(1,640)	(5,718)	(23,405)	—	(959)	(226,425)
Impact of foreign exchange	115,760	—	1,717	7,023	10,833	270	135,603
Impairments	(625,694)	—	—	—	(59,593)	—	(685,287)
Balances, December 31, 2017	1,381,631	26,185	16,683	68,805	9,269	1,305	1,503,878

Impairment of intangible assets
In accordance with the Company's accounting policy, IPR&D is tested for impairment annually, and also when there is an indicator of impairment. The remaining intangible assets are tested for impairment when events or changes in business circumstances indicate that the carrying amount may not be recoverable.
Summary of impairments
For the year ended December 31, 2017 the Company recorded total impairment losses of $625,694 (2016 - $1,070,711; 2015 - $nil) with respect to acquired product rights and manufacturing processes and $59,593 with respect to IPR&D (2016 - $58,470; 2015 - $nil). Details of significant impairments are described below.
There have been no reversals of impairment losses or any previous impairments recorded with respect to acquired product rights and manufacturing processes intangible assets.
Impairments
Concordia North America
Fourth quarter of 2017
In the fourth quarter of 2017, management determined that certain triggering events had occurred with respect to Nilandron®, requiring management to perform a test for impairment. The triggering events included the impact of market conditions associated with the brand and the generic market and the resulting impact to the Company's forecasts. The Company recorded a $44,312 impairment with respect to Nilandron® using a fair value less costs of disposal model in the consolidated statement of loss. The carrying value of Nilandron® recorded as acquired product rights intangible assets was written down to $9,824 as at December 31, 2017.
The calculation of the recoverable amount was determined using discounted cash flow projections based on financial forecasts approved by management (level 3 of fair value hierarchy).
Key assumptions used are as follows:
•Discount Rate: 13%
•Estimated future product cash flows, including price and volume assumptions based on historical trends

Sensitivity analysis
An increase/decrease in the discount rate by 0.5% would increase/decrease the total impairment by $277 and $295, respectively.
A 0.5% increase/decrease to the terminal revenue growth assumptions would have the impact to decrease/increase the total impairment to by $132 and $124, respectively.
Second quarter of 2017
In the second quarter of 2017, management determined that certain triggering events had occurred with respect to Donnatal®, requiring management to perform a test for impairment. The triggering events included the launch of an additional competitive product in the market (refer to Note 19), as well as continued market share erosion from existing competition (refer to Note 19). The Company recorded a $106,887 impairment with respect to Donnatal® using a fair value less costs of disposal model in the consolidated statement of loss. The carrying value of Donnatal® recorded as acquired product rights intangible assets was written down to $162,836 as at June 30, 2017.
The calculation of the recoverable amount was determined using discounted cash flow projections based on financial forecasts approved by management (level 3 of fair value hierarchy).
Key assumptions used are as follows:
•Discount Rate: 13%
•Estimated future product cash flows, including price and volume assumptions based on historical trends

Sensitivity analysis
An increase/decrease in the discount rate by 0.5% would increase/decrease the total impairment by $3,910 and $4,145, respectively.
A 0.5% increase/decrease to the terminal revenue growth assumptions would have the impact to decrease/increase the total impairment to by $1,808 and $1,705, respectively.
Fourth quarter of 2016
In the fourth quarter of 2016, management determined that certain triggering events had occurred with respect to seven North America segment products, Donnatal®, Plaquenil®, Uroxatral®, Dyrenium®, Dibenzyline®, Ulesifa® and Parnate® requiring management to perform a test for impairment. The triggering events included pricing pressure and increased competition resulting in a decreased forecast of future net cash inflows from previous budgets as well as notifications from the Company's AG Partner on certain market competitive pressures.
In relation to Donnatal®, based on key assumptions including market competitive pressures reducing revenue in future periods and an 11% discount rate, no impairment was required to the carrying value of the associated intangible asset.
For the remaining products the Company recorded impairments using a fair value less costs of disposal model in the statement of loss for the year ended December 31, 2016. The impairments recorded during the fourth quarter of 2016 and the resulting carrying values subsequent to the impairments were as follows:

	Impairment	Remaining Carrying Value as at Dec 31, 2016
Plaquenil®	219,354	47,089
Uroxatral®	38,544	20,567
Dyrenium®	23,056	19,621
Dibenzyline®	10,518	33,342
Parnate®	8,009	7,225
Ulesfia®	7,457	—

Key assumptions of the models are as follows:
•Discount rate: 11%
•Estimated product cash flows, including price and volume assumptions based on historical trends

The following table presents a sensitivity analysis to show the impact on the impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+1%	-1%	+1%	-1%
Plaquenil®	1,537	(1,660)	(1,803)	1,946
Uroxatral®	588	(552)	(684)	641
Dyrenium®	697	(776)	(1,228)	1,350
Dibenzyline®	1,390	(1,529)	(1,290)	1,420
Parnate®	253	(234)	(280)	305
Ulesfia®	—	—	—	—

Second quarter of 2016
In the second quarter of 2016, management determined that certain triggering events had occurred with respect to two North America segment products, Nilandron® and Plaquenil®, requiring management to perform tests for impairment on these products. The triggering events included the July 2016 launch of a generic competitive product for Nilandron® and notification from the Company's AG Partner regarding market competitive pressure associated with sales volumes and pricing with respect to Plaquenil® AG.
The Company recorded a $306,189 impairment with respect to Nilandron® and a $260,887 impairment with respect to Plaquenil® in the statement of loss for the year ended December 31, 2016. The carrying value of Nilandron® and Plaquenil® recorded as acquired product rights intangible assets were written down to $60,654 and $271,263, respectively as at June 30, 2016.
Key assumptions used are as follows:
•Discount Rate: 10.4% to 11.4%
•Estimated product cash flows, including price and volume assumptions based on historical trends

Sensitivity analysis
An increase/decrease in the discount rate by 1% would have the impact to increase/decrease the total impairment to Nilandron® by $5,135 and $6,195, respectively, and Plaquenil® by $27,101 and $33,181, respectively.
A 1% increase/decrease to the terminal revenue growth assumptions would have the impact to decrease/increase the total impairment to Nilandron® by $5,435 and $4,510, respectively, and Plaquenil® by $31,373 and $25,819, respectively.
Concordia International
Fourth quarter of 2017
In the fourth quarter of 2017, management determined that certain triggering events had occurred with respect to certain products within the Concordia International segment. These triggering events required management to perform tests for impairment. The triggering events included market pricing pressures, sustained issues experienced with respect to product supply, and/or increased product competition resulting in a decrease to future forecasts. The Company recorded impairments using a fair value less costs of disposal model in the consolidated statement of loss. The calculation of the recoverable amount was determined using discounted cash flow projections based on financial forecasts approved by management (level 3 of fair value hierarchy).
The total impairment recorded on acquired product rights during the fourth quarter of 2017 was $124,899. Details of significant impairments were as follows:

	Impairment	Remaining Carrying Value as at Dec 31, 2017
Erythromycin	17,249	23,888
Cyclizine Hcl	17,084	41,634
Prednisolone	11,141	4,934
Trazodone	7,271	3,771
Ergotamine + Caffeine	6,084	7,037
Dipipanone + Cyclizine	4,373	12,603
Hydralazine Hcl	4,094	8,974

Key assumptions of the models are as follows:
•Discount rate: 13.5%
•Estimated future product cash flows, including price and volume assumptions based on historical trends

The following table presents a sensitivity analysis to show the impact on significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+0.5%	-0.5%	+0.5%	-0.5%
Erythromycin	443	(462)	(128)	123
Cyclizine Hcl	1,004	(1,060)	(402)	381
Prednisolone	55	(57)	(12)	12
Trazodone	72	(76)	(27)	26
Ergotamine + Caffeine	175	(185)	(70)	67
Dipipanone + Cyclizine	306	(323)	(121)	115
Hydralazine Hcl	209	(220)	(82)	78

The Company also impaired other intangibles associated with manufacturing processes by $10,440 during the fourth quarter of 2017 primarily as a result of the revenue declines from the impaired products, including the products described above.
Second quarter of 2017
In the second quarter of 2017, management determined that certain triggering events had occurred with respect to certain products within the Concordia International segment. These triggering events required management to perform tests for impairment. The triggering events included continued pricing pressure, supply chain challenges, and/or increased competition on a number of products (including the anticipated launch of a competitive product to Liothyronine Sodium) resulting in a decreased forecast of future net cash inflows compared to previous forecasts. The Company recorded impairments using a fair value less costs of disposal model as a basis for determining the recoverable amount during the quarter ended June 30, 2017. The calculation of the recoverable amount was determined using discounted cash flow projections based on financial forecasts approved by management (level 3 of fair value hierarchy).
The total impairment recorded on acquired product rights within the Concordia International segment during the second quarter of 2017 was $301,538. Details of significant impairments were as follows:

	Impairment	Remaining Carrying Value as at Jun 30, 2017
Liothyronine Sodium	128,191	53,969
Fusidic Acid	83,263	64,956
Prednisolone	41,679	16,554
Nefopam	17,353	3,944
Alimemazine Tartrate	11,185	8,026
Prochlorperazine Mesilate	7,217	5,164
Dicycloverine	5,060	10,687

Key assumptions of the models are as follows:
•Discount rate: 13.5%
•Estimated future product cash flows, including price and volume assumptions based on historical trends

The following table presents a sensitivity analysis to show the impact on the significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+0.5%	-0.5%	+0.5%	-0.5%
Liothyronine Sodium	958	(1,009)	(364)	345
Fusidic Acid	1,696	(1,793)	(719)	681
Prednisolone	301	(317)	(116)	110
Nefopam	88	(93)	(37)	35
Dicycloverine	260	(274)	(107)	101
Prochlorperazine Mesilate	101	(106)	(39)	37
Alimemazine Tartrate	89	(91)	—	—

The Company also impaired other intangible assets associated with manufacturing processes by $37,618 during the second quarter of 2017 primarily as a result of the revenue declines from the impaired products, including the products described above.
Fourth quarter of 2016
In the fourth quarter of 2016, management determined that certain triggering events had occurred with respect to certain products within the Concordia International segment. These triggering events required management to perform a test for impairment. The triggering events included pricing pressure and increased competition resulting in a decreased forecast of future net cash inflows from previous budgets. The Company recorded impairments using a fair value less costs of disposal model, in the statement of loss for the year ended December 31, 2016. The total impairment on acquired product rights recorded within the Concordia International segment during the fourth quarter of 2016 was $188,028. Details of significant impairments were as follows:

	Impairment	Remaining Carrying Value as at Dec 31, 2016
Levothyroxine Sodium	61,594	90,159
Prednisolone	43,521	58,738
Hydrocortisone	26,129	8,042
Carbimazole	12,088	63,471
Tranylcypromine Sulphate	13,379	13,537
Dicycloverine	11,835	15,883
Dipipanone Cyclizine	9,904	17,696
Nefopam	8,306	21,479

Key assumptions of the models are as follows:
•Discount rate: 11%
•Estimated product cash flows, including price and volume assumptions based on historical trends

The Company also impaired other intangibles associated with manufacturing processes by $8,669 during the fourth quarter of 2016 as a result of the revenue declines within certain products as described above.
The following table presents a sensitivity analysis to show the impact on the significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+1%	-1%	+1%	-1%
Levothyroxine Sodium	4,783	(5,417)	(8,852)	7,810
Prednisolone	3,089	(3,499)	(5,328)	4,701
Hydrocortisone	355	(401)	(648)	571
Carbimazole	3,450	(3,909)	(5,957)	5,256
Tranylcypromine Sulphate	698	(790)	(1,156)	1,020
Dicycloverine	836	(947)	(1,281)	1,130
Dipipanone Cyclizine	1,022	(1,160)	(581)	513
Nefopam	1,151	(1,303)	(1,842)	1,626

IPR&D
Fourth quarter of 2017
The Company completed its annual impairment testing on IPR&D during the fourth quarter of 2017.
In the fourth quarter of 2017, it was determined that an impairment on certain IPR&D assets was required in the amount of $28,011. The impairment relates to projects that have been abandoned, or certain IPR&D projects with lower present day future forecasts compared with those at the time of the acquisition of the Concordia International segment. The calculation of the recoverable amount of IPR&D was determined using discounted cash flow projections based on financial forecasts. As a result of the abandonment of these IPR&D projects, there are no future cash flow projections associated with these projects, therefore the impairments represent the total prior carrying value of these projects.
Second quarter of 2017
In the second quarter of 2017, it was determined that an impairment on certain IPR&D assets was required in the amount of $31,582. The impairment relates to projects that have been abandoned, or certain IPR&D projects with lower present day future forecasts compared with those at the time of the acquisition of the Concordia International segment. The calculation of the recoverable amount of IPR&D was determined using discounted cash flow projections based on financial forecasts. As a result of the abandonment of these IPR&D projects, there are no future cash flow projections associated with these projects, therefore the impairments represent the total prior carrying value of these projects.
Fourth quarter of 2016
The Company completed its annual impairment testing on IPR&D during the fourth quarter of 2016.
As part of the Company's annual impairment test on IPR&D it was determined that an impairment on these assets was required in the amount of $58,470. The impairment relates to projects that have been abandoned, or certain IPR&D projects with lower present day future forecasts compared with those at the time of the acquisition of the Concordia International segment. The calculation of the recoverable amount of IPR&D was determined using discounted cash flow projections based on financial budgets approved by management (level 3 of fair value hierarchy) and a terminal growth assumption of -5%. The key assumptions and estimates used in determining the value were related to revenue growth assumptions, and the discount rate of 13.2% applied to the cash flow projections.
An increase/decrease in the discount rate by 1% would have the impact to increase/decrease the total impairment by $2,661 and $3,052, respectively.
A 1% increase/decrease to the terminal revenue growth assumptions would have the impact to decrease/increase the total total impairment by $1,118 and $1,246, respectively.